Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Deficit

NOTE 7 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

On March 9, 2019, the Company entered into a purchase agreement with one investor (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company issued the investor 14,797,278 Units at a purchase price of $0.06758 per Unit, for total gross proceeds to the Company of $1,000,000. The Units consist of 14,797,278 shares of the Company’s Class A Common Stock (the “Common Stock”) and two warrants (the “Warrants”): (i) one warrant entitles the investor to purchase up to 14,797,278 shares of Common Stock at an exercise price of $0.06 per share (the “6 Cent Warrants”) and (ii) one warrant entitles the investor to purchase up to 7,398,639 shares of Common Stock at an exercise price of $0.08 per share (the “8 Cent Warrant”). The Warrants shall be exercisable at any time from the issuance date until the following expiration dates:

● ½ of all $0.06 Warrants shall expire on March 8, 2021;

● ½ of all $0.06 Warrants shall expire on March 8, 2022;

● ½ of all $0.08 Warrants shall expire on March 8, 2022; and,

● ½ of all $0.08 Warrants shall expire on March 8, 2023.

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 20, 2019, the Company issued 4,052,652 shares of its class A common stock with a fair value of $281,659 ($0.0695/share) on the date of settlement. The Company settled $243,159 of accounts payable to the University of Notre Dame. The Company recorded an additional amount of $38,500 based on the fair value of the shares on the date of settlement. See Note 8 (A).

(C) Common Stock Warrants and Options

On July 30, 2020, the Company issued 9,941,623 shares of Common stock in connection with the cashless exercise of 10,000,000 warrants.

On February 19, 2020 the Company issued a 20-year option to purchase 20,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $2,198,411, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040. During the nine months ended September 30, 2020, the Company recorded $2,198,411 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.56%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the nine months ended September 30, 2020, the Company recorded $272,673 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020 the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the nine months ended September 30, 2020, the Company recorded $40,935 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On September 26, 2019, the Company issued 766,667 shares in connection with the cashless exercise of the 1,000,000 warrants. On August 14, 2019, the Company issued 7,967,871 shares in connection with the cashless exercise of the 8,000,000 warrants.

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $267,574 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the nine months ended September 30, 2020, the Company recorded $161,568 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 3-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $291,842, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the nine months ended September 30, 2020, the Company recorded $109,391 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to an employee for services rendered. The options had a fair value of $14,859, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $14,859, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $16,723, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the nine months ended September 30, 2020, the Company recorded $10,098, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $18,240, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the nine months ended September 30, 2020, the Company recorded $6,837, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $19,525, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027. During the nine months ended September 30, 2020, the Company recorded $4,881, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 years
Risk free interest rate	1.54%
Expected forfeitures	0%

On March 20, 2018, the Company issued a 4-year warrant to purchase 600,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $19,915, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 20, 2018. Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022. During the year ended December 31, 2019, the Company recorded $19,915 as an expense for warrants issued. On April 5, 2019, the Company cancelled 600,000 warrant issued to a consultant on February 20, 2018 in exchange for $6,000 cash payment. In addition the Company also recorded a $19,915 reduction to warrant expense related to the warrant cancellation.

Expected dividends	0%
Expected volatility	97.56%
Expected term	4 years
Risk free interest rate	2.65%
Expected forfeitures	0%

On September 26, 2019, the Company issued 766,667 shares in connection with the cashless exercise of the 1,000,000 warrants.

On August 14, 2019, the Company issued 7,967,871 shares in connection with the cashless exercise of the 8,000,000 warrants.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2019	55,395,917		2.77
Granted	-	-
Exercised	(10,000,000)	-
Cancelled/Forfeited	-	-
Balance, September 30, 2020	45,395,917		2.02
Intrinsic Value	$9,799,286

For the nine months ended September 30, 2020, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	0.80	$4,326,000
$0.056	3,000,000	0.86	$618,000
$0.04	2,300,000	0.90	$473,800
$0.06	7,398,639	0.44	$1,524,120
$0.06	7,398,639	1.44	$1,524,120
$0.08	3,699,320	1.44	$762,060
$0.08	3,699,320	2.44	$762,060
$0.2299	8,500,000	4.63	$1,751,000

For the year ended December 31, 2019, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	21,000,000	1.65	$4,069,800
$0.056	3,000,000	1.61	$387,600
$0.04	2,300,000	1.70	$445,740
$0.06	7,398,639	1.19	$1,433,856
$0.06	7,398,639	2.19	$1,433,856
$0.08	3,699,320	2.19	$716,928
$0.08	3,699,320	3.19	$719,928
$0.2299	8,500,000	5.39	$1,647,300

For the nine months ended September 30, 2020, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life

$0.115	-	22,267,800	22.8

(D) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

(E) Common Stock Issued for Debt

None

(F) Capital contribution – Related Party

For the nine months ended September 30, 2020, the Company recorded $17,495 as contribution of capital by Chief Financial Officer.

NOTE 7 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

On March 9, 2019, the Company entered into a purchase agreement with one investor (the “Purchase Agreement”). Pursuant to the Purchase Agreement, the Company issued the investor 14,797,278 Units at a purchase price of $0.06758 per Unit, for total gross proceeds to the Company of $1,000,000. The Units consist of 14,797,278 shares of the Company’s Class A Common Stock (the “Common Stock”) and two warrants (the “Warrants”): (i) one warrant entitles the investor to purchase up to 14,797,278 shares of Common Stock at an exercise price of $0.06 per share (the “6 Cent Warrants”) and (ii) one warrant entitles the investor to purchase up to 7,398,639 shares of Common Stock at an exercise price of $0.08 per share (the “8 Cent Warrant”). The Warrants shall be exercisable at any time from the issuance date until the following expiration dates:

●½ of all $0.06 Warrants shall expire on March 8, 2021;

●½ of all $0.06 Warrants shall expire on March 8, 2022;

●½ of all $0.08 Warrants shall expire on March 8, 2022;

●½ of all $0.08 Warrants shall expire on March 8, 2023.

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 20, 2019, the Company issued 4,052,652 shares of its class A common stock with a fair value of $281,659 ($0.0695/share) on the date of settlement. The Company settled $243,159 of accounts payable to the University of Notre Dame. The Company recorded an additional amount of $38,500 based on the fair value of the shares on the date of settlement. See Note 8 (A).

On April 6, 2018, the Company issued 36,000 shares with a fair value of $1,076 ($0.0299/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through December 31, 2018 of $21,000. The issuance of shares resulted in gain on settlement of accounts payable of $19,924. See Note 8(B).

On March 20, 2018, the Company issued 4-year warrant to purchase 600,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $19,915, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 20, 2018. This warrant was cancelled on April 4, 2019 for a cash payment of $6,000.

(C) Common Stock Warrants and Options

On September 26, 2019, the Company issued 766,667 shares in connection with the cashless exercise of the 1,000,000 warrants. On August 14, 2019, the Company issued 7,967,871 shares in connection with the cashless exercise of the 8,000,000 warrants.

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $267,574 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $267,574, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the year ended December 31, 2019, the Company recorded $106,006 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 3-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $291,842, based upon the Black-Scholes option-pricing model on the date of grant and is fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2019, the Company recorded $57,889 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 Years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 1,000,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $118,874, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024. During the year ended December 31, 2019, the Company recorded $118,874 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to an employee for services rendered. The options had a fair value of $14,859, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023. During the year ended December 31, 2019, the Company recorded $14,859 as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year option to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $16,723, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2020. Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025. During the year ended December 31, 2019, the Company recorded $6,625, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	2 Years
Risk free interest rate	1.62%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $18,240, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2021. Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026. During the year ended December 31, 2019, the Company recorded $3,618, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 Years
Risk free interest rate	1.54%
Expected forfeitures	0%

On August 8, 2019, the Company issued a 2-year options to purchase 125,000 shares of common stock at an exercise price of $0.2299 per share to a related party for services rendered. The options had a fair value of $19,525, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on August 8, 2022. Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027. During the year ended December 31, 2019, the Company recorded $2,615, as an expense for options issued.

Expected dividends	0%
Expected volatility	105.73%
Expected term	3 Years
Risk free interest rate	1.54%
Expected forfeitures	0%

On March 20, 2018, the Company issued a 4-year warrant to purchase 600,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $19,915, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 20, 2018. Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022. During the year ended December 31, 2018, the Company recorded $19,915 as an expense for warrants issued. On April 5, 2019, the Company cancelled 600,000 warrant issued to a consultant on February 20, 2018 in exchange for $6,000 cash payment. In addition the Company also recorded a $19,915 reduction to warrant expense related to the warrant cancellation.

Expected dividends	0%
Expected volatility	97.56%
Expected term	4 Years
Risk free interest rate	2.65%
Expected forfeitures	0%

On February 9, 2018, the Company issued a 3-year o to purchase 3,000,000 shares of common stock at an exercise price of $0.056 per share to a consultant for services rendered. The options had a fair value of $52,660, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Options will be exercisable on August 9, 2019, and for a period of 2 years expiring on August 9, 2021. During the year ended December 31, 2018, the Company recorded $52,660 as an expense for options issued.

Expected dividends	0%
Expected volatility	96.95%
Expected term	3 Years
Risk free interest rate	2.26%
Expected forfeitures	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)
Balance as of December 31, 2018	34,300,000		3.0
Granted	30,695,917		2.94
Exercised	(9,000,000)
Cancelled/Forfeited	(600,000)
Balance, December 31, 2019	55,395,917		2.77
Intrinsic Value	$10,852,009

For the year ended December 31, 2019, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	21,000,000	1.65	$4,069,800
$0.056	3,000,000	1.61	$387,600
$0.04	2,300,000	1.70	$445,740
$0.06	7,398,639	1.19	$1,433,856
$0.06	7,398,639	2.19	$1,433,856
$0.08	3,699,320	2.19	$716,928
$0.08	3,699,320	3.19	$719,928
$0.2299	8,500,000	5.39	$1,647,300

For the year ended December 31, 2018, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	29,600,000	2.9	$1,523,900
$0.056	3,000,000	2.6	$147,000
$0.04	2,300,000	2.7	$112,700

(D) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●Common stock Class A, unlimited number of shares authorized, no par value

●Common stock Class B, unlimited number of shares authorized, no par value

●Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized and were issued

(E) Common Stock Issued for Debt

None